4. ACQUISITIONS AND SALES	12 Months Ended
Dec. 31, 2025
Notes
4. ACQUISITIONS AND SALES

4.ACQUISITIONS AND SALES

Acquisition of Ecker Capital, Inc.

On October 14, 2024, with an effective date of October 1, 2024, the Company acquired Ecker Capital, LLC from Ameritek Ventures, Inc., a related party. Ecker is the parent holding company of Interactive Systems, Inc., interlinkONE, Inc. and ESM Software, Inc.

In consideration, the Company issued 5,000 Super Voting Shares, 1,000,000 Common Shares and 750,000 Preferred Shares to Ameritek Ventures, Inc.

As Ecker, Ameritek Ventures, Inc. and the Company were under common control, the transaction was accounted for using the predecessor carrying value method. Accordingly, the assets acquired and liabilities assumed were recorded at the carrying amounts of the previous owner. No goodwill was recognized. The difference between the consideration transferred and the predecessor carrying value of the net liabilities acquired was recognized directly in equity within the Common Control Adjustment Account.

The assets acquired and liabilities assumed were as follows:

Assets acquired	USD	CAD
Cash	$7,334	$9,921
Accounts receivable	136,214	184,242
Less: liabilities assumed
Accounts payable	(191,744)	(259,352)
Deferred revenue	(242,546)	(328,068)
SBA Loan – Interactive Systems, Inc.	(535,145)	(723,837)
SBFS LLC Loan dba Rapid Advance	(44,684)	(60,439)
Net asset (liability) acquired	$(870,571)	(1,177,534)

Acquisition of Securities of ZooOffice, Inc.

On October 1, 2024, the Company acquired all outstanding shares of ZooOffice, Inc. from Epazz, Inc., a related party. ZooOffice develops cloud-based software products for businesses and government customers.

In consideration, the Company issued 3,000 Super Voting Shares, 500,000 Common Shares and 550,000 Preferred Shares to Epazz, Inc.

As ZooOffice, Epazz, Inc. and the Company were under common control, the transaction was accounted for using the predecessor carrying value method. Accordingly, the assets acquired and liabilities assumed were recorded at the carrying amounts of the previous owner. No goodwill was recognized. The difference between the consideration transferred and the predecessor carrying value of the net liabilities acquired was recognized directly in equity within the Common Control Adjustment Account.

The assets acquired and liabilities assumed were as follows:

Assets acquired	USD	CAD
Cash	$8,104	$11,185
Accounts receivable	41,480	57,250
Less liabilities assumed
Accounts payable	(1,688)	(2,330)
Deferred revenue	(265,957)	(367,073))
SBA Loan – ZooOffice, Inc.	(157,250)	(217,036)
Net asset (liability) acquired	$(375,311)	(518,004)

Acquisition of Drone Patents & Indoor Drone Technology

On October 8, 2024, the Company entered into an Asset Patent Purchase Agreement with Epazz, Inc. to acquire Design Patent USD1005883S1, relating to the body design of the ZenaDrone 1000.

On October 13, 2024, the Company entered into an Asset Patent Purchase Agreement with Epazz, Inc. to acquire Utility Patent US11597515B2, relating to drone assembly technology that allows the ZenaDrone 1000 to be recharged remotely without human assistance. Effective November 20, 2024, the agreement was amended to include Charging Pad Patent US11970293B2, relating to a drone with extendable and rotatable wings and multiple accessory securing panels. The amendment was effective October 1, 2024.

During the year ended December 31, 2025, the Company entered into agreement with Epazz, Inc. and Shaun Passley, to acquire indoor drone technologies.

In consideration for the above patents and technologies, the Company issued the following shares to Epazz, Inc. and Shaun Passley, PhD:

Particulars	Number of Stock
Design Patent USD1005883S1	6,000 Super Voting Shares and 1,650,000 Preferred Shares issued in 2024
Utility Patents US11597515B2 and US11970293B2	52,000 Super Voting Shares and 13,000,000 Preferred Shares issued in 2024
Indoor Drone Technology	3,000,000 Common Stock issued in 2025

Epazz, Inc. and Shaun Passley, PhD are related parties to the Company. As Epazz, Inc., Shaun Passley, PhD and the Company were under common control, the patent acquisitions were accounted for using the predecessor carrying value method. Accordingly, the patents were recorded at the carrying amounts of the previous owner. No goodwill was recognized. The difference between the consideration transferred and the predecessor carrying values of the patents & technologies acquired was recognized directly in equity within the Common Control Adjustment Account.

The patents are yet to be registered in the name of the Company.

Acquisition of Weddle Surveying, Inc.

ZenaTech acquired all outstanding shares of equity securities and warrants of Weddle Surveying, Inc., a Oregon, United States of America, corporation on January 14, 2025. Weddle serves residential and commercial clients within the Portland Metropolitan region and surrounding areas of Northwest Oregon and Southwest Washington. The Company paid $525,000 USD of which $262,500 USD was paid in cash and issued a promissory note for $262,500 USD to its shareholder. The promissory note has three equal payments and six percent (6%) interest per year paid in equal annual payments and with a maturity date of January 14, 2028. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used for the below disclosure is $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$30,437	$41,778
Accounts Receivable	8,109	11,130
Computers and related equipment	2,350	3,226
Furniture and fixtures	12,530	17,199
Vehicles	7,757	10,647
Business equipment	78,720	108,051
Less liabilities assumed
Accounts payable	(210)	(288)
Net tangible assets	$139,693	$191,743
Customer lists, brand recognition, technology	197,000	270,402
Goodwill	188,307	258,470
Net purchase price	525,000	720,615
Acquisition payment
Cash paid ($262,500 USD)	$262,500	360,308
Promissory note ($262,500 USD)	262,500	360,307
Total purchase price	$525,000	720,615

The Company did not make any payments on this note as of December 31, 2025, since it is not yet due. And an unrealized Foreign Exchange gain of $ 16,328.

Acquisition of KJM Land Surveying, Inc.

ZenaTech acquired all outstanding shares of equity securities and warrants of KLM Land Surveying, Inc., a Florida, United States of America, corporation on January 22, 2025. KJM Land Surveying provides a range of professional land surveying services, including boundary surveys, ALTA surveys, as-built surveys, topographic surveys, and elevation certificates to residential and commercial and construction sectors for over thirty years. The Company paid $400,000 USD of which $200,000 USD was paid in cash and issued a promissory note for $200,000 USD to its primary shareholder and other shareholders. The promissory note has equal payments and includes a six percent (6%) interest per year paid monthly and with a maturity date of January 21, 2028. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used for the below disclosure was $1 USD to $1.4379, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$11,829	16,236
Accounts receivable	1,087	1,492
Computers and related equipment	14,200	19,491
Furniture and fixtures	13,500	18,530
Vehicles	22,500	30,884
Business equipment	67,100	92,101
Less liabilities assumed
Accounts payable	(1,650)	(2,265)
Net tangible assets	$128,566	1,76,469
Customer lists, brand recognition, technology	127,000	174,320
Goodwill	144,434	198,251
Net purchase price	400,000	549,040
Acquisition payment
Cash paid ($200,000 USD)	$200,000	274,520
Promissory note ($200,000 USD)	200,000	274,520
Total purchase price	$400,000	549,040

The Company paid $83,881 on this note and incurred a foreign currency exchange of $9,069 as of December 31, 2025.

Acquisition of Othership, Limited

ZenaTech acquired all outstanding shares of equity securities and warrants of Othership, Limited, a United Kingdom corporation on March 14, 2025. Othership is a workspaces and collaborative workplace software company providing workplace scheduling and management solutions to remote-first businesses and individuals. This acquisition will expand ZenaTech’s internal expertise developing applications using quantum computing across both AI drone and enterprise SaaS areas where we see growing demand and revenue opportunities. The Company paid $260,000 USD of which $100,000 USD was paid in cash and issued a promissory note for $160,000 USD to its primary shareholder and other shareholders. The promissory note has one year amortization note at six percent (6%) interest per year paid monthly and with a maturity date of March 13, 2028. This acquisition includes an earnout based on the revenue earned payable to the former owner, with a minimum $50,000 USD for $500,000 USD in revenue earned, and a maximum of $300,000 USD for $1,000,000 revenue earned per year. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for below disclosure was $1 GBP to $1.8491 CAD and $1 USD to $1.3726 CAD the exchange rates on December 31st , 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Office equipment	$130	$178
Computers equipment	1,949	2,676
Net tangible assets	2079	2,854
Customer lists, brand recognition, technology	72,000	98,827
Goodwill	445,921	612,071
Net purchase price	520,000	713,752
Acquisition payment
Earnout	260,000	356,876
Cash paid ($100,000 USD)	100,000	137,260
Promissory note ($160,000 USD)	160,000	219,616
Total purchase price	$520,000	$713,752

The Company made no payments for the year ended December 31, 2025. The foreign currency effect on the note was $8,992 for the year ended December 31, 2025.

Acquisition of Wallace Surveying Corporation

ZenaTech acquired all outstanding shares of equity securities and warrants of Wallace Surveying Corporation (“Wallace”) on April 2, 2025. Wallace is a well-established land survey company with thirty years of experience. Wallace provides construction and land development surveys delivering accurate and reliable data that supports project planning and design for developers, contractors, engineers, and architect customers. This acquisition powers the Company’s national Drone as a Service, or DaaS, business as the third US acquisition set to provide access to the ZenaDrone 1000 and the IQ series. These multifunction drones are set to provide a variety of services including power line inspections, precision agriculture, law enforcement, and search-and-rescue for natural disasters such as hurricanes. The Company paid $1,300,000 USD of which $650,000 USD was paid in cash and issued a promissory note for $650,000 USDto its shareholders. The promissory note has a three-year amortization note at eight percent (8%) interest per year with interest accrued monthly and paid yearly, three equal principal payments paid at the end of each anniversary date and with a maturity date of April 1, 2028. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for this disclosure was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Accounts receivable	$264,509	$363,065
Computers and related equipment	28,220	38,735
Vehicles	108,500	148,927
Machinery & equipment	247,600	339,856
Less liabilities assumed
Accounts payable	(264,509)	(363,065)
Net tangible assets	384,320	527,518
Customer lists, brand recognition, technology	456,000	625,906
Goodwill	459,680	630,956
Net purchase price	1,300,000	1,784,380
Acquisition payment
Cash paid ($650,000 USD)	650,000	892,190
Promissory note ($650,000 USD)	650,000	892,190
Total purchase price	$1,300,000	$1,784,380

The foreign currency effect on the note was $7,540 for the year ended December 31, 2025.

Acquisition of Miller Land Corporation

ZenaTech acquired all outstanding shares of equity securities and warrants of Miller Land Corporation DBA Survey East II (“Miller”) on April 7, 2025. The firm is a land survey and mapping company with a 40-year history and deep portfolio of business customers in the Palm Beach County area of South Florida. The transaction price was $850,000 USD paid with $425,000 USD in cash and a three-year $425,000 USD promissory note with a seven (7%) percent interest promissory note paid in three one-time installments with principal and interest calculated at the end of each month for three years and a due date of April 7, 2028. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$15,508	$21,286
Accounts receivable	96,784	132,846
Computers and related equipment	11,790	16,183
Furniture and fixtures	10,600	14,550
Vehicles	60,000	82,356
Business & equipment	129,500	177,752
Less liabilities assumed
Accounts payable	(112,218)	(154,030)
Net tangible assets	211,694	290,943
Customer lists, brand recognition, technology	304,000	417,270
Goodwill	334,036	458,497
Net purchase price	850,000	1,166,710
Acquisition payment
Cash paid ($425,000 USD)	425,000	583,355
Promissory note ($425,000 USD)	425,000	583,355
Total purchase price	$850,000	$1,166,710

The foreign currency effect on the note was $4,930 for the year ended December 31, 2025.

Acquisition of Laventure & Associates, Inc. and Atlantic Civil Engineering, Inc.

ZenaTech acquired Laventure & Associates, Inc. and Atlantic Civil Engineering (collectively known and operating as “Laventure”) of Fort Pierce, Florida, on May 21, 2025. They are a land survey and engineering company with roughly twenty years of experience providing land surveying services for a major regional power company and other commercial customers. They also provide engineering consulting services to their customers. The cumulative transaction price was $450,000 USD of which $225,000 USD was paid in cash and issued a promissory note of $225,000 USD to its shareholders. The promissory note has a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.361, the exchange rate on June 30, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$410,366	$563,268
Accounts receivable	204,490	280,683
Computers and related equipment	1,210	1,661
Furniture and fixtures	4,210	5,779
Vehicles	45,000	61,767
Business equipment	32,650	44,815
Less liabilities assumed
Accounts payable	(614,856)	(843,951)
Net tangible assets	83,070	114,022
Customer lists, brand recognition, tec.	206,494	283,434
Goodwill	216,300	296,893
Net purchase price	505,864	694,349
Acquisition payment
Cash paid ($225,000 USD)	225,000	308,835
Earnout	55,864	76,679
Promissory note ($225,000 USD)	225,000	308,835
Total purchase price	505,864	694,349

The Company had a foreign currency exchange loss of $2,610. The currency exchange rate used in the calculations was $1 USD to $1.3726 as of December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Empire Land Surveying

ZenaTech acquired Empire Land Surveying (“Empire”) of Pensacola, Florida, on June 9, 2025. They are a land survey company with over twenty years of experience providing residential and ALTA surveys.

The transaction price was $200,000 USD of which $120,000 USD was paid in cash and issued a promissory note for $80,000 USD to its shareholders. The promissory note has a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$11,194	$15,365
Accounts receivable	27,270	37,431
Computers and related equipment	9,500	13,040
Furniture and fixtures	22,500	30,884
Vehicles	37,000	50,786
Business equipment	81,000	111,181
Less liabilities assumed
Accounts payable	(21,246)	(29,162)
Net tangible assets	167,218	229,525
Customer lists, brand recognition, tec.	16,011	21,975
Goodwill	16,771	23,020
Net purchase price	200,000	274,520
Acquisition payment
Cash paid ($120,000 USD)	120,000	164,712
Promissory note ($80,000 USD)	80,000	109,808
Total purchase price	$200,000	274,520

The Company had a foreign currency exchange loss of $928on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Cardinal Civil Resources

ZenaTech acquired Cardinal Civil Resources (“Cardinal”) of Williamsburg, Virginia, on August 1, 2025. They are a land surveying and engineering company with roughly fifteen years of experience providing land surveying and engineering services for a major national homebuilding company and other commercial customers. The cumulative transaction price was $2,400,000 USD paid in $1,200,000 USD in cash; $1,200,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments.

The promissory note has a contingent maximum of $600,000 USD earn-out capped at $200,000 USD annually for a 3-year period with the earnout amounts and periods described below.

Subject to the terms of this Agreement, an Earn-Out Amount, if any, is to be paid for each Fiscal Year (as defined below) ending August 31, 2026, August 31, 2027 and August 31, 2028 (collectively, the Earn-Out Period”), with the aggregate Earn-Out Amount paid not to exceed $200,000 USD each Fiscal Year, and during the three (3) year Earn-Out Period, not to exceed a total of $600,000 USD cumulatively. The amount of the Earn-Out Amount paid for each Fiscal Year during the Earn-Out Period shall be as follows: Annual Gross Organic Revenues Annual Total Earn-out Amount Possible $3,000,000 USD to $4,000,000 USD $100,000 USD $4,000,001 USD to $5,000,000 USD $200,000 USD “Gross Organic Revenues” means 100% of Gross Revenue that is invoiced and collected by the Company or NC PC for work performed in the States of Virginia, South Carolina or North Carolina, and shall not include revenue from companies or books of business acquired by the Purchaser, Company or the NC PC after Closing. “Organic Revenue” shall also include: (i) 75% of the revenue, invoiced and collected by the Company, NC PC or any of Daas, ZenaTech, Inc. or any of their respective subsidiaries, from Ryan Homes or any of its subsidiaries or a iliates in the State of Florida, and (ii) 50% of the revenue, invoiced and collected, from any new business generated by the Company or NC PC outside of Virginia, South Carolina or North Carolina, and not including Ryan Homes in Florida, and

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$52,669	$72,293
Accounts receivable	762,410	1,046,484
Other current assets	59,843	82,141
Business equipment	533,580	732,392
Less liabilities assumed
Accounts payable	(57,832)	(79,380)
Due to George Cunha	(859,312)	(1,179,492)
Net tangible assets	491,359	674,438
Customer lists, brand recognition, tec.	1,086,524	1,491,363
Goodwill	1,138,117	1,562,179
Net purchase price	2,716,000	3,727,982
Acquisition payment
Cash paid ($1,200,000 USD)	1,200,000	1,647,120
Promissory note ($1,200,000 USD)	1,200,000	11,647,120
Contingent Consideration Liability	316,000	433,742
Total purchase price	$2,716,000	3,727,982

The Company paid $6,000 USD or $8,353 on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Morgan Surveying

ZenaTech with its subsidiary Morgan Land Services, Inc. acquired Morgan Surveying (“Morgan”) of Greensboro, North Carolina, on August 4, 2025. They are a land surveying company with over thirty years of experience providing residential and boundary surveys in the North Carolina area. The transaction price was $615,000 USD paid in $307,500 USD in cash and $307,500 USD in a three-year amortization note, with interest at the rate of 7% per annum, interest and principal paid monthly in arrears. The promissory note has a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the below disclosure was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash and undeposited funds	$38,705	$53,126
Accounts receivable	90,475	124,186
Employee advances	13,053	17,917
Computers and related equipment	3,805	5,223
Furniture and fixtures	1,500	2,059
Vehicles	15,714	21,569
Leasehold improvements	15,329	21,041
Business equipment	45,726	62,764
Less liabilities assumed
Accounts payable	(114,180)	(156,723)
Net tangible assets	110,127	151,160
Customer lists, brand recognition, tec.	246,582	338,458
Goodwill	258,291	354,530
Net purchase price	615,000	844,149
Acquisition payment
Cash paid ($307,500 USD)	307,500	422,075
Promissory note ($307,500 USD)	307,500	422,075
Total purchase price	$615,000	$844,149

The Company paid $34,167 USD or $46,897 on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Lescure Engineers, Inc.

ZenaTech acquired Lescure Engineers, Inc. (“Lescure”) of Williamsburg, Virginia, on September 11, 2025. They are a land surveying and engineering company with roughly fifteen years of experience providing land surveying and engineering services for a major national homebuilding company and other commercial customers. The cumulative transaction price was $350,000 USD paid in $175,000 USD in cash; $175,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments; and a maximum of $600,000 USD earn-out capped at $200,000 USD annually for a 3-year period.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the below disclosure was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$123,148	$169,033
Accounts receivable	150,307	206,311
Work in Progress	166,786	228,930
Computers and related equipment	16,750	22,991
Furniture and fixtures	4,000	5,490
Equipment	36,350	49,894
Vehicles	12,500	17,158
Less liabilities assumed
Accounts payable	(233,384)	(320,343)
Client retainers	(190,932)	(262,072)
Net tangible assets	85,525	117,392
Customer lists, brand recognition, etc.	143,308	196,705
Goodwill	150,112	206,044
Net purchase price	387,495	520,141
Acquisition payment
Cash paid ($175,000 USD)	175,000	240,205
Promissory note 1 ($175,000 USD)	175,000	240,205
Earnout	28,946	39,731
Total purchase price	$387,495	520,141

The Company’s accrual on this note was zero since this is a new purchase, and foreign currency exchange loss was 3,412 as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of A&J Land Surveyor, Inc.

Drone as a Service acquired A&J Land Surveyor, Inc. (“A&J”), a Jacksonville, Florida on September 23, 2025. A&J is a land survey and engineering firm founded in 1995, which specializes in complex surveying projects across aviation, utility, and infrastructure, with expertise in runway surveys, hangar projects, and utility development. The firm is well established in Jacksonville and has longstanding relationships with leading regional aviation and utility authorities. They are a land surveying and engineering company with roughly fifteen years of experience providing land surveying and engineering services for a major national homebuilding company and other commercial customers. The cumulative transaction price was $450,000 USD paid in $225,000 USD in cash; $225,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments; and a maximum of $600,000 USD earn-out capped at $200,000 USD annually for a 3-year period.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$368,727	$5,06,115
Computers and related equipment	22,000	30,197
Furniture and fixtures	1,000	1,373
Business equipment	128,800	176,790
Vehicles	128,395	176,235
Less liabilities assumed
Accounts payable	(350,692)	(481,360)
Net tangible assets	298,230	409,350
Customer lists, brand recognition, tec.	85,092	116,798
Goodwill	89,133	122,344
Net purchase price	472,455	648,492
Acquisition payment
Cash paid ($225,000 USD)	225,000	308,835
Promissory note ($225,000 USD)	225,000	308,835
Earnout	22,455	30,822
Total purchase price	$472,455	648,492

The Company paid $25,736 USD or $35,326 on this note and a foreign currency exchange loss of $4,022 as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Putt Land Surveying, Inc.

Drone as a Service acquired Putt Land Surveying, Inc. (“Putt”), a Tucson, Arizona firm, on October 3, 2025. Putt is a land survey founded more than forty years ago, with established clients including City of Tuscon, school districts, and a range of public and private sector clients. The transaction price was $575,000 USD paid in $250,000 USD in cash, $75,000 USD in a non-interest-bearing six-month maturity note and $250,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash and undeposited funds	$20,504	$28,144
Accounts receivable	72,919	100,088
Computers and related equipment	1,240	1,702
Furniture and fixtures	1,300	1,784
Machinery and equipment	54,300	74,532
Vehicles	13,000	17,844
Less liabilities assumed
Accounts payable	(93,423)	(128,231)
Net tangible assets	69,840	95,863
Customer lists, brand recognition, tech.	246,722	338,650
Goodwill	258,438	354,732
Net purchase price	575,000	789,245
Acquisition payment
Cash paid ($250,000 USD)	250,000	343,150
Promissory note 1 ($72,789 USD)	75,000	102,945
Promissory note 2 ($250,000 USD)	250,000	343,150
Total purchase price	$575,000	789,245

The Company paid $12,743 USD or $17,941 on this note and a foreign currency exchange loss of $ 1,436 as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Rampart Surveys, LLC

Drone as a Service acquired Rampart Surveys, LLC. (“Rampart”), a Woodland Park, Colorado firm, on November 12, 2025. Founded in 1997, Rampart Surveys has established a reputation for providing boundary, land title, topographic, and construction staking surveys for commercial projects across central Colorado while maintaining strong relationships with various regional government and private-sector clients across multiple counties. The transaction price was $550,000 USD paid in $275,000 USD in cash and $275,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$38,956	$53,471
Accounts receivable	164,313	225,536
Computers and related equipment	11,794	16,188
Furniture and fixtures	14,841	20,371
Surveying equipment	133,564	183,330
Vehicles	25,550	35,070
Less liabilities assumed
Accounts payable	(164,637)	(225,981)
Net tangible assets	224,381	307,985
Customer lists, brand recognition, tech.	159,034	218,290
Goodwill	166,585	228,655
Net purchase price	550,000	754,930
Acquisition payment
Cash paid ($275,000 USD)	275,000	377,465
Promissory note ($275,000 USD)	275,000	377,465
Total purchase price	$550,000	754,930

The Company paid $6,991 USD or $9,596 on this note and a foreign currency exchange loss of USD 1,233 as of Decemer 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Smith Surveying, Inc.

ZenaTech acquired Smith Surveying Group (“Smith”) of Jacksonville, Florida, on November 17, 2025. They are a land surveying company with over 6 years of experience providing construction staking and monitoring services, as-built surveys, right-of-way surveys, topographic surveys and high-definition 3D scanning. The transaction price was $1,500,000 USD paid in $900,000 USD in cash and $600,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears. This promissory note has an earnout agreement for each fiscal year ending November 18, 2026, 2027, and 2028 calculated as a fixed fee of $40,000 USD for revenues between $2.5 million USD and $3 million USD, $80,000 USD for revenues between $3 million USD to $3.5 million USD, and over $3.5 million USD to $4 million USD of $120,000 USD , $4 to 4.5 million USD of $160,000 USD and over $4.5 million USD of $200,000 USD fixed fee.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$1,195	$1,640
Accounts receivable	660,858	907,094
Computers and related equipment	2,500	3,432
Furniture and fixtures	400	549
Surveying equipment	73,400	100,749
Vehicles	135,650	186,193
Less liabilities assumed
Accounts payable	(662,053)	(908,734)
Net tangible assets	211,950	290,923
Customer lists, brand recognition, tech.	637,229	874,661
Goodwill	667,488	916,193
Net purchase price	1,516,667	2,081,777
Acquisition payment
Cash paid ($900,000 USD)	900,000	1,235,340
Earnout (probable $300,000 USD)	16,667	22,887
Promissory note ($600,000 USD)	600,000	823,560
Total purchase price	$1,516,667	2,081,777

The Company paid $15,253 USD or $20,936 on this note and a foreign currency exchange loss of $2,690 as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Casado Design, Ltd.

ZenaTech, Inc. acquired Casado Design, Ltd. (“Casado”), a Weston-super-Mare, near Bristol, UK firm, on December 9, 2025. Founded in 2010, Casado is a survey and design company located in the South West of England with a strong reputation and expertise in 3D modeling and scanning services for tower and infrastructure building in the telecom sector. This acquisition marks the entry of Drone as a Service to the UK and the company’s expansion into telecom infrastructure, an area experiencing new investment and transformation in the UK and across Europe. Casado Design has long-standing relationships with major telecom operators and tower clients across England. It delivers comprehensive and precise design solutions supporting the full lifecycle of telecom infrastructure, from building and upgrading to decommissioning. This includes advanced digital twins and building information modeling (BIM) that streamline infrastructure management. Looking ahead, the company plans to expand Casado’s capabilities into drone-enabled rust remediation and spray-painting services to meet evolving tower maintenance needs.

The cumulative transaction price was 401,400 GBP paid in 150,000 GBP in cash; 150,000 GBP in a three-year amortization note, with interest at the rate of 6% per annum, interest paid monthly in arrears, and principal paid in three annual installments; and a maximum of  earn-out capped at 200,000 GBP annually for a 3-year period.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 GBP to $1.8491, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	GBP	CAD
Cash	$(5,994)	$(11,084)
Accounts receivable	20,894	38,635
Computers and related equipment	3,368	6,228
Furniture and fixtures	2,836	5,244
Business equipment	1,160	2,145
Vehicles	12,000	22,189
Less liabilities assumed
Accounts payable	(14,900)	(27,552)
Net tangible assets	19,364	35,805
Customer lists, brand recognition, tec.	200,215	370,218
Goodwill	209,721	387,796
Net purchase price	429,300	793,819
Acquisition payment
Cash paid (151,400 GBP)	151,400	279,954
Promissory note 1 (150,000 GBP)	150,000	277,365
Promissory note 2 (100,000GBP)	100,000	184,910
Earnout	27,900	51,590
Total purchase price	$429,300	793,819

The Company paid $3,813 USD or $7,051 on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Vara 3D, Inc.

ZenaTech acquired Vara 3D, Inc., (“Vara 3D") of Murray, Utah, on December 12, 2025. They are a land surveying company providing construction staking; boundary surveys; solar and water treatment site surveys; and 3D modeling. The transaction price was $850,000 USD paid in $400,000 USD in cash, $50,000 USD in a non-interest-bearing three-month maturity note and $400,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears. This promissory note has an earnout agreement for each fiscal year ending December 6, 2026, 2027 and 2028 calculated as a fixed fee of $40,000 USD for revenues between $1.5 million USD and $2 million USD, $80,000 USD for revenues between $2 million USD to $2.5 million USD, and over $2.5 million USD of $120,000 USD fixed fee.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$46,598	$63,960
Accounts receivable	131,945	181,108
Prepaid Expenses	35,373	48,553
Computers and related equipment	12,570	17,254
Surveying equipment	90,700	124,495
Vehicles	20,000	27,451
Less liabilities assumed
Accounts payable	(213,916)	(293,621)
Net tangible assets	123,270	169,200
Customer lists, brand recognition, tech.	365,423	501,579
Goodwill	382,774	525,396
Net purchase price	871,467	1,196,175
Acquisition payment
Cash paid ($400,000 USD)	400,000	549,040
Earnout	22,206	30,480
Promissory note 1 ($400,000 USD)	400,000	549,040
Promissory note 2 ($49,261 USD)	49,261	67,615
Total purchase price	$871,467	1,196,175

The Company made no payments on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Holt Surveying & Mappin, Inc.

ZenaTech acquired Holt Surveying & Mapping, Inc. (“Holt”) of Spokane, Washington, on December 15, 2025. They are a land surveying company with over eight years of experience providing boundary, ALTA, topographic and construction staking. The transaction price was $350,000 USD paid in $175,000 USD in cash, and $175,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears. This promissory note has an earnout agreement for each fiscal year ending December 15, 2026, 2027 and 2028 calculated as a fixed fee of $10,000 USD for revenues between $0.5 million USD and $0.6 million USD, $20,000 USD for revenues between $0.6 million USD to $0.7 million USD, over $30,000 USD for $0.7 million USD to $0.8 million USD, over $40,000 USD for $0.8 million USD to $0.9 million USD and over $50,000 USD for $0.9 million USD to $1 million USD, not to exceed $50,000 USD annually.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$16,834	$23,106
Accounts receivable	95,438	130,998
Computers and related equipment	21,240	29,154
Furniture and fixtures	400	549
Surveying equipment	116,850	160,388
Vehicles	15,000	20,589
Less liabilities assumed
Accounts payable	(112,272)	(154,105)
Net tangible assets	153,490	210,679
Customer lists, brand recognition, tech.	104,884	143,964
Goodwill	109,864	150,800
Net purchase price	368,238	505,443
Acquisition payment
Cash paid ($175,000 USD)	175,000	240,205
Earnout	18,238	25,033
Promissory note ($175,000 USD)	175,000	240,205
Total purchase price	$368,238	505,443

The Company made no payments on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of LD King Engineering Co., Inc.

ZenaTech acquired L.D. King Engineering Co. Inc. (“L.D. King”) of Ontario, California, on December 18, 2025. They are a civil engineering and land surveying firm with over sixty years of experience providing surveying, engineering, land development, construction management, planning, and quality control services. The transaction price was $2,850,000 USD paid in $1,425,000 USD in cash and $1,425,000 USD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears. This promissory note has an earnout agreement for each fiscal year ending December 31, 2026, 2027 and 2028 calculated as a fixed fee of $50,000 USD for revenues between $3.5 million USD and $4 million USD, $100,000 USD for revenues between $4 million USD to $4.5 million USD, over $4.5 million USD to $5 million USD of $150,000 USD, $5 million USD to 5.5 million USD of 200,000 USD and $5.5 million USD to $6 million USD of $250,000 USD fixed fee. The first fiscal year for the earnout shall begin January 1, 2026.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the disclosure below was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$1,018,808	$1,398,416
Accounts receivable	188,442	258,655
Unbilled services	342,896	470,660
Prepaid expenses	103,305	141,796
Computers and related equipment	9,550	13,108
Furniture and fixtures	2,900	3,981
Surveying equipment	117,950	161,898
Vehicles	71,000	97,455
Less liabilities assumed
Accounts payable	(1,653,451)	(2,269,527)
Net tangible assets	201,400	276,442
Customer lists, brand recognition, tech.	1,371,498	1,882,518
Goodwill	1,436,621	1,971,906
Net purchase price	3,009,519	4,130,866
Acquisition payment
Cash paid ($1,425,000 USD)	1,425,000	1,955,955
Earnout	159,519	218,956
Promissory note ($1,425,000 USD)	1,425,000	1,955,958
Total purchase price	$3,009,519	4,130,866

The Company made no payments on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Andrew Spiewak Land Surveyor, Inc.

ZenaTech acquired Andrew Spiewak Land Surveyor, Inc., (“Spiewak") of Park Ridge, Illinois, on December 22, 2025. They are a land surveying company providing boundary surveys, as-built surveys, and condominium surveys. The transaction price was $490,000 USD paid in $280,000 USD in cash, $50,000 in a non-interest-bearing three-month maturity note and $160,000 in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears. This note has an earn-out agreement for one year of $25,000 USD for revenues over $1,250,000 USD not to exceed the $25,000 USD and ending on December 21, 2026.

The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for the below disclosure was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Cash	$82,768	$113,607
Accounts receivable	47,568	65,292
Computers and related equipment	10,600	14,550
Furniture and fixtures	3,250	4,461
Surveying equipment	33,255	45,646
Vehicles	60,000	82,356
Less liabilities assumed
Accounts payable	(130,335)	(178,898)
Net tangible assets	107,106	147,014
Customer lists, brand recognition, tech.	188,340	258,515
Goodwill	197,284	270,793
Net purchase price	492,730	676,322
Acquisition payment
Cash paid ($280,000 USD)	280,000	384,328
Earnout	3,469	4,762
Promissory note 1 ($160,000 USD)	160,000	219,616
Promissory note 2 ($49,261 USD)	49,261	67,616
Total purchase price	$492,730	676,322

The Company made no payments on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Acquisition of Sunrise Window Cleaners

ZenaTech acquired Sunrise Window Cleaners (“Sunrise”) of Hammonds Plains, Nova Scotia, on December 22, 2025. They are a window cleaning company with over fifteen years of experience providing window cleaning and related exterior maintenance services. The transaction price was $250,000 paid in $125,000 CAD in cash, $50,000 CAD in a non-interest bearing a three-month maturity note, and $75,000 CAD in a three-year amortization note, with interest at the rate of 6% per annum, interest and principal paid monthly in arrears.

Assets acquired	CAD
Cash	$9,440
Accounts receivable	30,538
Computers and related equipment	250
Furniture and fixtures	500
Surveying equipment	6,290
Vehicles	31,000
Less liabilities assumed
Accounts payable	(39,978)
Net tangible assets	38,040
Customer lists, brand recognition, tech.	103,160
Goodwill	108,057
Net purchase price	249,257
Acquisition payment
Cash paid ($125,000 CAD)	125,000
Promissory note 1 ($75,000 CAD)	75,000
Promissory note 2 ($49,257 CAD)	49,257
Total purchase price	$249,257

The Company made no payments on this note as of December 31, 2025.

In accordance with IFRS 3 Business Combinations, the acquisition has been accounted for on a provisional basis. At the reporting date, the Company is still in the process of identifying and measuring the fair value of all identifiable assets acquired and liabilities assumed. Consequently, the amounts recognized in these financial statements for the assets acquired, liabilities assumed, and any resulting goodwill or gain from a bargain purchase are subject to change. Final adjustments will be made within the measurement period as permitted under IFRS 3.

Sale of Wallet Software

ZenaTech, Inc. sold for $250,000 USD or $341,850 all ZenaPay, Inc. the wallet software assets to Epazz Limited, Ireland, a related party, on October 2, 2023. The sale was in the form of a convertible promissory note with interest rate of 8% and 10-year terms. The sale note is convertible into Common Stock at 20% discount based on average closing price of trading day. ZenaPay, Inc., a Wyoming, USA corporation is a subsidiary of ZenaTech, Inc., a British Columbia corporation that provides software and cloud-based enterprise software solutions for e-commerce industry. Epazz Limited, Ireland is a subsidiary of Epazz, Inc., a company controlled by Shaun Passley, PhD.

The Company accrued $9,701 USD or $13,674 interest income related to this note as of December 31, 2025. The currency exchange rate used in the calculations was $1 USD to $1.3726, the exchange rate on December 31, 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The Company accrued $19,966 USD or $27,348 interest income related to this note as of December 31, 2024.